Note 3-Stockholders' Equity: Warrants: Schedule of Preferred Units (Tables)	9 Months Ended
Sep. 30, 2014
Tables/Schedules
Schedule of Preferred Units

	Warrants	Weighted Average Exercise Price

Outstanding – December 31, 2013	823,226	$2.20
Granted	270,000	2.00
Forfeited/Canceled	-	-
Exercised	80,000	-
Outstanding – September 30, 2014	1,013,226	2.28
Exercisable – September 30, 2014	1,013,226	$2.28